PROPERTY AND EQUIPMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
PROPERTY AND EQUIPMENT
Beginning balance	Rp 168,354		Rp 170,108	Rp 164,496
Ending balance	163,458	$ 9,801	168,354	170,108
Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	386,738		377,774	361,300
Acquisition			314
Additions	24,577		24,436	32,858
Deductions	(8,975)		(15,353)	(4,985)
Reclassifications/Translations	1,088		(433)	(11,399)
Ending balance	403,428		386,738	377,774
Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(218,384)		(207,666)	(196,804)
Additions	28,731		25,769	26,534
Deductions	8,826		15,046	4,728
Reclassifications/Translations	1,681		(5)	(10,944)
Ending balance	(239,970)		(218,384)	(207,666)
Buildings | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	20,907		19,596	18,947
Additions	197		221	569
Deductions	(2)		(32)	(34)
Reclassifications/Translations	861		1,122	114
Ending balance	21,963		20,907	19,596
Buildings | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(7,461)		(6,818)	(6,228)
Additions	701		650	649
Deductions	2		27	11
Reclassifications/Translations	196		20	(48)
Ending balance	(8,356)		(7,461)	(6,818)
Leasehold improvements | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	1,795		1,675	1,571
Additions	5		40	28
Deductions	(46)		(94)	(14)
Reclassifications/Translations	147		174	90
Ending balance	1,901		1,795	1,675
Leasehold improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(1,347)		(1,312)	(1,207)
Additions	121		128	141
Deductions	46		86	6
Reclassifications/Translations	27		(7)	(30)
Ending balance	(1,449)		(1,347)	(1,312)
Switching equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	19,470		19,636	20,083
Additions	285		228	582
Deductions	(1,722)		(1,090)	(309)
Reclassifications/Translations	1,667		696	(720)
Ending balance	19,700		19,470	19,636
Switching equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(14,795)		(14,121)	(14,100)
Additions	1,755		1,756	1,967
Deductions	1,717		1,088	309
Reclassifications/Translations	67		6	(1,637)
Ending balance	(14,900)		(14,795)	(14,121)
Telegraph, telex and data communication equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	5		1,583	1,583
Deductions			(1,578)
Reclassifications/Translations	(3)
Ending balance	2		5	1,583
Telegraph, telex and data communication equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(4)		(1,582)	(1,582)
Deductions			1,578
Reclassifications/Translations	(2)
Ending balance	(2)		(4)	(1,582)
Transmission installation and equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	182,170		180,664	171,106
Additions	1,836		1,393	5,839
Deductions	(5,178)		(9,972)	(3,562)
Reclassifications/Translations	8,062		10,085	7,281
Ending balance	186,890		182,170	180,664
Transmission installation and equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(106,321)		(104,347)	(97,335)
Additions	12,320		11,713	12,171
Deductions	5,076		9,787	3,372
Reclassifications/Translations	568		48	(1,787)
Ending balance	(114,133)		(106,321)	(104,347)
Satellite, earth station and equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	14,795		10,941	10,804
Additions	143		50	137
Deductions	(202)		(114)
Reclassifications/Translations	371		3,918
Ending balance	15,107		14,795	10,941
Satellite, earth station and equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(7,377)		(6,726)	(6,041)
Additions	918		719	746
Deductions	203		114
Reclassifications/Translations	389		46	(61)
Ending balance	(8,481)		(7,377)	(6,726)
Cable network | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	63,471		60,256	59,608
Acquisition			314
Additions	3,505		3,140	4,336
Deductions	(13)		(15)	(6)
Reclassifications/Translations	212		(224)	(3,682)
Ending balance	67,175		63,471	60,256
Cable network | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(20,531)		(17,812)	(20,550)
Additions	4,944		2,698	2,593
Deductions	12		15	6
Reclassifications/Translations	27		36	(5,325)
Ending balance	(25,490)		(20,531)	(17,812)
Drop cable | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	18,104		16,513	15,087
Additions	1,686		1,591	1,426
Ending balance	19,790		18,104	16,513
Drop cable | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(13,497)		(11,273)	(8,955)
Additions	1,941		2,223	2,318
Reclassifications/Translations			1
Ending balance	(15,438)		(13,497)	(11,273)
Power supply | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	25,604		24,348	23,276
Additions	483		559	722
Deductions	(476)		(730)	(768)
Reclassifications/Translations	1,924		1,427	1,118
Ending balance	27,535		25,604	24,348
Power supply | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(18,720)		(17,387)	(16,890)
Additions	2,300		2,014	1,861
Deductions	432		710	758
Reclassifications/Translations	313		29	(606)
Ending balance	(20,901)		(18,720)	(17,387)
Data processing equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	21,940		21,893	20,954
Additions	407		332	557
Deductions	(1,245)		(1,577)	(218)
Reclassifications/Translations	1,775		1,292	600
Ending balance	22,877		21,940	21,893
Data processing equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(16,532)		(16,149)	(15,490)
Additions	1,837		2,031	2,093
Deductions	1,248		1,545	217
Reclassifications/Translations	349		(103)	(1,217)
Ending balance	(17,470)		(16,532)	(16,149)
Other telecommunication peripherals | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	12,238		11,087	10,402
Additions	1,047		412	468
Deductions			(4)
Reclassifications/Translations	(11)		743	217
Ending balance	13,274		12,238	11,087
Other telecommunication peripherals | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(9,216)		(7,700)	(6,067)
Additions	1,608		1,517	1,659
Deductions			1
Reclassifications/Translations	(2)			(26)
Ending balance	(10,822)		(9,216)	(7,700)
Office equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	2,719		2,696	2,625
Acquisition			0
Additions	128		84	96
Deductions	(85)		(74)	(18)
Reclassifications/Translations	(146)		13	(7)
Ending balance	2,616		2,719	2,696
Office equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(2,284)		(2,136)	(2,073)
Additions	253		278	285
Deductions	85		68	18
Reclassifications/Translations	(229)		(62)	(204)
Ending balance	(2,223)		(2,284)	(2,136)
Vehicles | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	530		593	605
Acquisition			0
Additions	2		15	48
Deductions	(5)		(42)	(56)
Reclassifications/Translations	(11)		(36)	(4)
Ending balance	516		530	593
Vehicles | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(250)		(256)	(242)
Additions	31		38	48
Deductions	5		27	31
Reclassifications/Translations	(11)		(17)	(3)
Ending balance	(265)		(250)	(256)
Other equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	60		53	51
Additions	3		3	1
Reclassifications/Translations	8		4	1
Ending balance	71		60	53
Other equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(49)		(47)	(44)
Additions	2		4	3
Reclassifications/Translations	(11)		(2)
Ending balance	(40)		(49)	(47)
Property under construction | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	2,930		6,240	4,598
Additions	14,850		16,368	18,049
Deductions	(1)		(31)
Reclassifications/Translations	(13,768)		(19,647)	(16,407)
Ending balance	Rp 4,011		Rp 2,930	Rp 6,240